                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 3/31

Date of reporting period: 3/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
EQUITY VALUE FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010
(Prospectus also enclosed)

RIVERSOURCE EQUITY VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH GROWTH OF CAPITAL AND INCOME.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   17

Statement of Assets and
  Liabilities......................   24

Statement of Operations............   26

Statements of Changes in Net
  Assets...........................   28

Financial Highlights...............   30

Notes to Financial Statements......   39

Report of Independent Registered
  Public Accounting Firm...........   56

Federal Income Tax Information.....   58

Board Members and Officers.........   59

Proxy Voting.......................   65




--------------------------------------------------------------------------------
                          RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Equity Value Fund (the Fund) Class A shares gained 49.52%
  (excluding sales charge) for the 12 months ended March 31, 2010.

> The Fund underperformed its benchmark, the Russell 1000(R) Value Index, which rose 53.55% during the annual period.

> The Fund closely tracked the Lipper Large-Cap Value Funds Index, representing the Fund's peer group, which advanced 49.73% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------
RiverSource Equity Value Fund
  Class A (excluding sales
  charge)                          +49.52%   -4.72%   +3.22%   +2.40%
----------------------------------------------------------------------
Russell 1000 Value Index
  (unmanaged)                     +53.55%    -7.33%   +1.05%   +3.10%
----------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Index                           +49.73%    -5.40%   +1.57%   +1.40%
----------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  3/20/95)                  +49.52%   -4.72%   +3.22%   +2.40%       N/A
---------------------------------------------------------------------------
Class B (inception
  5/14/84)                  +48.26%   -5.45%   +2.42%   +1.62%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +48.35%   -5.45%   +2.44%     N/A      +2.21%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +50.13%   -4.31%   +3.67%     N/A      +4.60%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                 +49.13%   -4.88%     N/A      N/A      -4.14%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 +49.35%   -4.71%     N/A      N/A      -3.97%
---------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  +49.64%   -4.54%   +3.40%   +2.58%       N/A
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 +50.15%   -4.34%     N/A      N/A      -3.59%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +49.56%   -4.73%     N/A      N/A      -3.53%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  3/20/95)                  +40.92%   -6.58%   +2.00%   +1.79%       N/A
---------------------------------------------------------------------------
Class B (inception
  5/14/84)                  +43.26%   -6.26%   +2.07%   +1.62%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +47.35%   -5.45%   +2.44%     N/A      +2.21%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                          RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


--------------------------------------------------------------------------------
4  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------


Dear Shareholders,

RiverSource Equity Value Fund (the Fund) Class A shares gained 49.52% (excluding sales charge) for the 12 months ended March 31, 2010. The Fund underperformed its benchmark, the Russell 1000(R) Value Index (Russell Index), which rose 53.55%, but closely tracked the Lipper Large-Cap Value Funds Index, representing the Fund's peer group, which advanced 49.73% for the same period.

SIGNIFICANT PERFORMANCE FACTORS
The annual period ended March 31, 2010 was one in which we witnessed a significant rebound from the depths of the U.S. equity market in March 2009. The market recovery may be attributed primarily to the

SECTOR BREAKDOWN(1) (at March 31, 2010)
---------------------------------------------------------------------


STOCKS                                     98.3%
------------------------------------------------
Consumer Discretionary                      7.1%
------------------------------------------------
Consumer Staples                            6.1%
------------------------------------------------
Energy                                     16.6%
------------------------------------------------
Financials                                 16.6%
------------------------------------------------
Health Care                                 9.7%
------------------------------------------------
Industrials                                14.5%
------------------------------------------------
Information Technology                     14.7%
------------------------------------------------
Materials                                   9.0%
------------------------------------------------
Telecommunication Services                  3.0%
------------------------------------------------
Utilities                                   1.0%
------------------------------------------------

BONDS                                       1.0%
------------------------------------------------
Consumer Discretionary                      0.4%
------------------------------------------------
Telecommunication                           0.6%
------------------------------------------------

OTHER(2)                                    0.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                          RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


success of government stabilization plans to contain the financial meltdown and prevent a systemic decline. The actuality of such plans' achievements, as well as the perception that a Great Depression would be averted, allowed investors to take an increasingly rational view, in turn enabling a rather broad-based rally in the U.S. equity market.

Indeed, every sector of the Russell Index generated double-digit returns during the annual period, led by those sectors most sensitive to improving macroeconomic conditions. Materials, consumer discretionary and industrials were the best performing sectors, each up more than 80%. Telecommunication services, utilities and energy were the weakest areas, though even these traditionally more defensive sectors advanced by double digits during the annual period.

While the Fund was able to capture the bulk of the rally in the U.S. equity market, it underperformed the Russell Index. Having only a modest allocation to financials, the fourth best performing segment of the Russell Index during the annual period, hurt the Fund's results most. Within the sector, industry allocation and stock selection also detracted: the Fund had only a modest position in commercial banks, which led the

TOP TEN HOLDINGS(1) (at March 31, 2010)
---------------------------------------------------------------------

Bank of America Corp.                       4.3%
------------------------------------------------
Hewlett-Packard Co.                         4.0%
------------------------------------------------
XL Capital Ltd., Class A                    2.9%
------------------------------------------------
Intel Corp.                                 2.9%
------------------------------------------------
Lorillard, Inc.                             2.7%
------------------------------------------------
Chevron Corp.                               2.7%
------------------------------------------------
Transocean Ltd.                             2.1%
------------------------------------------------
EI du Pont de Nemours & Co.                 2.0%
------------------------------------------------
Wal-Mart Stores, Inc.                       2.0%
------------------------------------------------
Merck & Co., Inc.                           2.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



sector's rally, and more significant exposure to property and casualty insurance companies, which were comparatively weaker. Not surprisingly then, having a relatively small position in WELLS FARGO, which performed well, detracted from relative results, as did having more sizable holdings in EVEREST RE and CIT GROUP, which lagged. We exited the Fund's position in CIT Group by year-end 2009.

Similarly, having only a modest exposure to consumer discretionary, the second best performing segment of the Russell Index during the annual period, detracted from the Fund's results. The Fund was also defensively positioned within the sector, thus not fully participating in the rally of those stocks that rebounded most strongly. In this sector, it was more a case of what stocks the Fund did not own than the performance of those stocks that the Fund did own.

The Fund's results were also hampered during the annual period by having a moderately greater-than-Russell Index exposure to the consumer staples sector, which lagged the Russell Index, and by defensive stock selection within the sector. For example, sizable positions in discount retail giant WAL-MART STORES and tobacco company LORILLARD both disappointed.

The Fund was prudently positioned with a significant exposure to the strongly-performing information technology sector, however, an emphasis on semiconductor companies, which underperformed the sector overall -- particularly during the first quarter of 2010 -- detracted.

In health care, positions in pharmaceutical companies BRISTOL-MYERS SQUIBB and ABBOTT LABORATORIES disappointed.

Partially offsetting these detracting factors was the positive effect on Fund results of strong stock selection in the energy sector. For example, within the integrated oils industry, the Fund had only a modest position in EXXON MOBIL in favor of more sizable positions in BP, CONOCOPHILLIPS and CHEVRON, each of which outpaced Exxon Mobil during the annual period. A position in oilfield services provider WEATHERFORD INTERNATIONAL also contributed positively to Fund performance.

Having a significant exposure to industrials, the third best performing sector within the Russell Index during the annual period, contributed

--------------------------------------------------------------------------------
                          RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



positively to the Fund's results. Within industrials, sizable positions in machinery manufacturer CATERPILLAR and engineered products manufacturer EATON particularly helped.

Stock selection within materials also proved effective, with holdings in chemicals companies DOW CHEMICAL and EI DU PONT DE NEMOURS, which were strong performers for the Fund during the annual period.

Having only modest allocations to telecommunication services and utilities, the two weakest sectors within the Russell Index during the annual period, further boosted the Fund's annual results.

CHANGES TO THE FUND'S PORTFOLIO
The Fund's positions in consumer discretionary, materials and financials notably increased during the annual period through both market appreciation and active management decisions. Within consumer discretionary, we particularly added to retailers such as TARGET, MACY'S and STAPLES. We reduced exposure to cruise line CARNIVAL and to several homebuilding stocks. Within materials, we focused primarily on metals-related stocks, such as RIO TINTO, VALE, FREEPORT-MCMORAN COPPER & GOLD and NUCOR. In financials, we increased exposure to large-cap commercial banks such as BANK OF AMERICA and Wells Fargo and to investment banking institutions such as MORGAN STANLEY and GOLDMAN SACHS. We somewhat reduced the Fund's allocation to insurance companies on a broad scale but still maintained a sizable position in this segment of the financials sector.

The Fund's allocations to energy and telecommunication services decreased during the annual period through both market depreciation and active management decisions. Within energy, we reduced positions in integrated oil companies PETROBRAS and Chevron, adding a bit to Exxon Mobil. We also added modestly to the Fund's holdings in exploration and production companies DEVON ENERGY, ULTRA PETROLEUM and ANADARKO PETROLEUM. In telecommunication services, we reduced the Fund's positions in DEUTSCHE TELEKOM and AT&T.

We also reduced the Fund's cash position during the annual period ended March 31, 2010 to a more historically traditional level of between 1% and 2%. (We had increased the Fund's cash position to approximately 3% of the Fund's total net assets in the previous fiscal year as a means to

--------------------------------------------------------------------------------
8  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



effectively manage investment fund flows and provide us with the flexibility to take advantage of attractive buying opportunities created by the equity market's volatility.)

With these changes, it is well worth noting that at the end of March 2010, the Fund had its most significant weightings compared to the Russell Index in the industrials, information technology and materials sectors and its most modest exposure relative to the benchmark index in the consumer discretionary, financials and utilities sectors.

OUR FUTURE STRATEGY
At the end of the fiscal year, there were two major structural concerns that dominated our view ahead for the equity market. Our first concern is job growth. In the face of stubborn unemployment levels, we believe it will take not just saving jobs but actual job growth in significant numbers before a "virtuous cycle" of positive economic indicators is sparked and becomes more sustainable. Our second concern is the major fiscal deficits faced not only by the U.S. but by many nations around the world as well; including the much-headlined troubles faced by Greece, Ireland and Portugal during the first quarter of 2010. We believe these structural risks, along with inconsistent housing indicators, are oriented toward the consumer side of the economy. Thus, while consumer spending saw an upswing during the second half of the fiscal year, such positive numbers may prove temporary, supported by various stimulus programs and other tax incentives put in place by the government.

Given this view, we remain somewhat cautious regarding the consumer-focused areas of the equity


  We continue to presently favor the more economically-sensitive segments of the industrials, information technology, materials and energy sectors, as we believe these areas will be the beneficiaries of global economic growth -- not just U.S. economic growth.







--------------------------------------------------------------------------------
                          RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



market, including consumer discretionary and financials, as we question today whether the performance these sectors generated during the latter months of 2009 and first months of the new year will be sustainable throughout 2010. As we believe these sectors face more risk than others if the big structural issues are not resolved, we currently intend to maintain the Fund's modest exposure to these areas for the near term. We also remain cautious as to the most defensive areas of the market, such as utilities. Rather, we continue to presently favor the more economically-sensitive segments of the industrials, information technology, materials and energy sectors, as we believe these areas will be the beneficiaries of global economic growth -- not just U.S. economic growth.

As always, we intend to focus on individual stock selection. We continue to seek to take larger positions in individual stocks when we believe we have identified factors that other investors have either missed, ignored or strongly disagree with, and that have the potential to move the share values higher. We will continue to emphasize stocks that we believe have attractive valuations, and we intend to continue managing the Fund through a diversified mix of stocks, with a focus on large-cap value-oriented companies. Of course, we intend to continue carefully monitoring economic data and shifts in market conditions as we seek stock-specific opportunities to add value for our shareholders.



(PHOTO - LATON SPAHR)                             (PHOTO - STEVE SCHROLL )                         (PHOTO - PAUL STOCKING )

Laton Spahr, CFA(R)                               Steve Schroll                                    Paul Stocking
Portfolio Manager                                 Portfolio Manager                                Portfolio Manager





--------------------------------------------------------------------------------
10  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (the Investment Manager)* or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  11

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Equity Value Fund Class A shares (from 4/1/00 to 3/31/10) as compared to the performance of the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at March 31, 2010
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE EQUITY VALUE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $14,092    $8,153   $11,041    $11,947
------------------------------------------------------------------------------------------
     Average annual total return                    +40.92%    -6.58%    +2.00%     +1.79%
------------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(1)
     Cumulative value of $10,000                    $15,355    $7,958   $10,536    $13,563
------------------------------------------------------------------------------------------
     Average annual total return                    +53.55%    -7.33%    +1.05%     +3.10%
------------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX(2)
     Cumulative value of $10,000                    $14,973    $8,466   $10,810    $11,493
------------------------------------------------------------------------------------------
     Average annual total return                    +49.73%    -5.40%    +1.57%     +1.40%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
12  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE EQUITY VALUE FUND LINE GRAPH)

                     RIVERSOURCE EQUITY
                         VALUE FUND
                           CLASS A                             LIPPER LARGE-CAP
                       (INCLUDES SALES      RUSSELL 1000          VALUE FUNDS
                            CHARGE)        VALUE INDEX(1)           INDEX(2)
                     ------------------    --------------    ------------------
3/00                       $ 9,425             $10,000              $10,000
6/00                         8,851               9,531                9,787
9/00                         9,476              10,281               10,144
12/00                        9,511              10,651               10,181
3/01                         9,165              10,027                9,391
6/01                         9,741              10,516                9,809
9/01                         8,385               9,364                8,561
12/01                        9,094              10,054                9,308
3/02                         9,175              10,465                9,487
6/02                         7,978               9,573                8,461
9/02                         6,138               7,776                6,883
12/02                        6,730               8,493                7,478
3/03                         6,278               8,079                7,113
6/03                         7,564               9,474                8,282
9/03                         7,733               9,670                8,443
12/03                        8,906              11,042                9,572
3/04                         9,107              11,377                9,804
6/04                         9,166              11,477                9,907
9/04                         9,241              11,654                9,854
12/04                       10,221              12,864               10,721
3/05                        10,196              12,876               10,632
6/05                        10,357              13,091               10,773
9/05                        11,046              13,599               11,182
12/05                       11,425              13,772               11,391
3/06                        12,369              14,589               11,893
6/06                        12,294              14,675               11,899
9/06                        12,808              15,588               12,590
12/06                       13,743              16,835               13,474
3/07                        13,813              17,044               13,575
6/07                        15,073              17,884               14,453
9/07                        15,242              17,841               14,482
12/07                       14,678              16,806               13,806
3/08                        13,207              15,341               12,489
6/08                        13,095              14,525               12,064
9/08                        11,685              13,638               11,022
12/08                        8,892              10,613                8,697
3/09                         7,990               8,833                7,675
6/09                         9,163              10,308                8,929
9/09                        10,773              12,188               10,349
12/09                       11,404              12,702               10,869
3/10                        11,947              13,563               11,493




(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,109.00        $5.89          1.12%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.35        $5.64          1.12%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,104.40        $9.86          1.88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.56        $9.45          1.88%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,104.70        $9.81          1.87%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.61        $9.40          1.87%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,111.30        $3.47           .66%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.64        $3.33           .66%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,107.60        $7.72          1.47%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.60        $7.39          1.47%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,108.40        $6.36          1.21%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.90        $6.09          1.21%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,109.70        $5.05           .96%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.14        $4.84           .96%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,111.20        $3.84           .73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.29        $3.68           .73%
-------------------------------------------------------------------------------------------

Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,109.10        $5.57          1.06%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.65        $5.34          1.06%
-------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  15

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +10.90% for Class A, +10.44% for Class B, +10.47% for Class C, +11.13% for Class I, +10.76% for Class R2, +10.84% for Class R3, +10.97% for Class R4, +11.12%
    for Class R5, and +10.91% for Class W.


--------------------------------------------------------------------------------
16  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
MARCH 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Honeywell International, Inc.                          167,270             $7,572,313
United Technologies Corp.                              151,442             11,147,646
                                                                      ---------------
Total                                                                      18,719,959
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
United Parcel Service, Inc., Class B                   106,739              6,875,059
-------------------------------------------------------------------------------------

AIRLINES (1.5%)
AMR Corp.                                              164,335(b)           1,497,092
Continental Airlines, Inc., Class B                    113,021(b)           2,483,071
Delta Air Lines, Inc.                                  239,726(b)           3,497,602
UAL Corp.                                              111,181(b)           2,173,589
US Airways Group, Inc.                                 255,299(b,d)         1,876,448
                                                                      ---------------
Total                                                                      11,527,802
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor Co.                                         101,293(b)           1,273,253
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Gilead Sciences, Inc.                                  145,818(b)           6,631,803
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.8%)
Artio Global Investors, Inc.                            35,676                882,624
Morgan Stanley                                         270,095              7,911,083
The Bank of New York Mellon Corp.                       58,781              1,815,157
The Goldman Sachs Group, Inc.                           64,860             11,067,062
                                                                      ---------------
Total                                                                      21,675,926
-------------------------------------------------------------------------------------

CHEMICALS (5.1%)
Air Products & Chemicals, Inc.                          96,244              7,117,244
EI du Pont de Nemours & Co.                            415,081             15,457,616
Praxair, Inc.                                           38,542              3,198,986
The Dow Chemical Co.                                   442,187             13,075,470
                                                                      ---------------
Total                                                                      38,849,316
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
US Bancorp                                              72,181              1,868,044
Wells Fargo & Co.                                      158,628              4,936,504
                                                                      ---------------
Total                                                                       6,804,548
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Waste Management, Inc.                                 149,326              5,141,294
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.                                    342,731(b)           8,921,288
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.0%)
Hewlett-Packard Co.                                    569,635             30,276,100
IBM Corp.                                               63,491              8,142,721
                                                                      ---------------
Total                                                                      38,418,821
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.0%)
Bank of America Corp.                                1,806,401             32,244,257
JPMorgan Chase & Co.                                   308,029             13,784,298
                                                                      ---------------
Total                                                                      46,028,555
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.                                             386,757              9,993,801
FairPoint Communications, Inc.                           5,647(b)                 172
Verizon Communications, Inc.                           314,076              9,742,638
                                                                      ---------------
Total                                                                      19,736,611
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (1.5%)
ABB Ltd., ADR                                          304,056(b,c)        $6,640,583
Emerson Electric Co.                                   100,383              5,053,280
                                                                      ---------------
Total                                                                      11,693,863
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Tyco Electronics Ltd.                                   77,777(c)           2,137,312
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.8%)
Baker Hughes, Inc.                                     136,039              6,372,067
Halliburton Co.                                        228,067              6,871,659
Schlumberger Ltd.                                       84,798              5,381,281
Transocean Ltd.                                        187,561(b,c)        16,201,519
Weatherford International Ltd.                         142,407(b,c)         2,258,575
                                                                      ---------------
Total                                                                      37,085,101
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.6%)
CVS Caremark Corp.                                     129,612              4,738,615
Wal-Mart Stores, Inc.                                  277,067             15,404,925
                                                                      ---------------
Total                                                                      20,143,540
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Covidien PLC                                            96,367(c)           4,845,333
Medtronic, Inc.                                        183,376              8,257,421
                                                                      ---------------
Total                                                                      13,102,754
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
WellPoint, Inc.                                         59,833(b)           3,852,049
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Carnival Corp. Unit                                    211,062              8,206,091
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
KB Home                                                 39,521                661,977
Pulte Group, Inc.                                      102,743(b)           1,155,859
                                                                      ---------------
Total                                                                       1,817,836
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
Tyco International Ltd.                                186,110(c)           7,118,708
-------------------------------------------------------------------------------------

INSURANCE (6.5%)
ACE Ltd.                                               188,513(c)           9,859,230
Chubb Corp.                                             45,145              2,340,768
Everest Re Group Ltd.                                  104,206(c)           8,433,392
The Travelers Companies, Inc.                          136,059              7,339,022
XL Capital Ltd., Class A                             1,156,404(c)          21,856,035
                                                                      ---------------
Total                                                                      49,828,447
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (--%)
AOL, Inc.                                                4,478(b)             113,204
-------------------------------------------------------------------------------------

IT SERVICES (1.0%)
Accenture PLC, Class A                                 174,553(c)           7,322,498
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Thermo Fisher Scientific, Inc.                         136,901(b)           7,042,187
-------------------------------------------------------------------------------------

MACHINERY (6.2%)
Caterpillar, Inc.                                      210,368             13,221,628
Deere & Co.                                             76,047              4,521,755
Eaton Corp.                                            110,512              8,373,494
Illinois Tool Works, Inc.                              259,668             12,297,875
Ingersoll-Rand PLC                                     101,633(c)           3,543,943
Parker Hannifin Corp.                                   86,248              5,583,696
                                                                      ---------------
Total                                                                      47,542,391
-------------------------------------------------------------------------------------

MEDIA (0.8%)
Comcast Corp., Class A                                 172,108              3,239,073
Time Warner, Inc.                                       98,375              3,076,186
                                                                      ---------------
Total                                                                       6,315,259
-------------------------------------------------------------------------------------

METALS & MINING (3.0%)
Alcoa, Inc.                                            299,295              4,261,961
Freeport-McMoRan Copper & Gold, Inc.                    71,222              5,949,886
Nucor Corp.                                            159,071              7,218,642
Rio Tinto PLC, ADR                                       8,352(c)           1,977,169
Vale SA, ADR                                            57,843(c)           1,861,966
Xstrata PLC                                             74,595(b,c)         1,413,275
                                                                      ---------------
Total                                                                      22,682,899
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (2.2%)
Kohl's Corp.                                            65,193(b)          $3,571,273
Macy's, Inc.                                           250,010              5,442,718
Target Corp.                                           147,927              7,780,959
                                                                      ---------------
Total                                                                      16,794,950
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Dominion Resources, Inc.                               179,538              7,380,807
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.7%)
Anadarko Petroleum Corp.                               145,408             10,590,065
Apache Corp.                                            68,318              6,934,277
BP PLC, ADR                                            234,563(c)          13,386,510
Chevron Corp.                                          267,727             20,301,737
ConocoPhillips                                         288,976             14,786,902
Devon Energy Corp.                                      62,857              4,049,877
EnCana Corp.                                            55,738(c)           1,729,550
Exxon Mobil Corp.                                      172,721             11,568,853
Petroleo Brasileiro SA, ADR                             35,841(c)           1,594,566
Spectra Energy Corp.                                    50,858              1,145,831
Ultra Petroleum Corp.                                   47,598(b)           2,219,495
Valero Energy Corp.                                     36,152                712,194
                                                                      ---------------
Total                                                                      89,019,857
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Weyerhaeuser Co.                                       153,774              6,961,349
-------------------------------------------------------------------------------------

PHARMACEUTICALS (5.7%)
Abbott Laboratories                                     89,665              4,723,552
Bristol-Myers Squibb Co.                               463,648             12,379,402
Merck & Co., Inc.                                      406,794             15,193,755
Pfizer, Inc.                                           641,151             10,995,740
                                                                      ---------------
Total                                                                      43,292,449
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Pebblebrook Hotel Trust                                 74,756(b)           1,572,119
-------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
CSX Corp.                                               35,311              1,797,330
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Intel Corp.                                            980,126             21,817,605
Microchip Technology, Inc.                              60,411              1,701,174
Taiwan Semiconductor Manufacturing Co., Ltd.,
 ADR                                                   208,356(c)           2,185,654
Xilinx, Inc.                                           105,502              2,690,301
                                                                      ---------------
Total                                                                      28,394,734
-------------------------------------------------------------------------------------

SOFTWARE (3.4%)
Microsoft Corp.                                        315,558              9,236,383
Oracle Corp.                                           435,678             11,192,567
Symantec Corp.                                         330,129(b)           5,585,783
                                                                      ---------------
Total                                                                      26,014,733
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.6%)
Best Buy Co., Inc.                                     193,514              8,232,086
Home Depot, Inc.                                       206,181              6,669,955
Staples, Inc.                                          211,167              4,939,196
                                                                      ---------------
Total                                                                      19,841,237
-------------------------------------------------------------------------------------

TOBACCO (3.4%)
Lorillard, Inc.                                        274,043             20,618,995
Philip Morris International, Inc.                       98,886              5,157,894
                                                                      ---------------
Total                                                                      25,776,889
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel Corp.                                    813,981(b)           3,093,128
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $652,078,987)                                                     $746,547,956
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE
Krispy Kreme Doughnuts, Inc.
 Warrants                                                  100(b)                 $11
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $11
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (1.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.4%)
Ford Motor
 Sr Unsecured Cv
 11-15-16                            4.25%           $1,985,000            $2,986,532
-------------------------------------------------------------------------------------

WIRELINES (0.6%)
Qwest Communications Intl
 Cv
 11-15-25                            3.50             4,037,000             4,547,438
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $6,022,000)                                                         $7,533,970
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              5,559,698(e)          $5,559,698
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,559,698)                                                         $5,559,698
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (0.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     1,179,113             $1,179,113
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $1,179,113)                                                         $1,179,113
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $664,839,798)(f)                                                  $760,820,748
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 14.95% of net assets.

(d) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f) At March 31, 2010, the cost of securities for federal income tax purposes was $671,261,478 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $119,964,411
     Unrealized depreciation                         (30,405,141)
     -----------------------------------------------------------
     Net unrealized appreciation                     $89,559,270
     -----------------------------------------------------------





--------------------------------------------------------------------------------
20  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                FAIR VALUE AT MARCH 31, 2010
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $746,547,956              $--         $--        $746,547,956
  Other(a)                                11               --          --                  11
---------------------------------------------------------------------------------------------
Total Equity Securities          746,547,967               --          --         746,547,967
---------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                            --        7,533,970          --           7,533,970
---------------------------------------------------------------------------------------------
Total Bonds                               --        7,533,970          --           7,533,970
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        5,559,698               --          --           5,559,698
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                        1,179,113               --          --           1,179,113
---------------------------------------------------------------------------------------------
Total Other                        6,738,811               --          --           6,738,811
---------------------------------------------------------------------------------------------
Investments in Securities       $753,286,778       $7,533,970         $--        $760,820,748
---------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.



--------------------------------------------------------------------------------
22  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $658,100,987)             $ 754,081,937
  Affiliated money market fund (identified cost $5,559,698)            5,559,698
  Investments of cash collateral received for securities on loan
    (identified cost $1,179,113)                                       1,179,113
--------------------------------------------------------------------------------
Total investments in securities (identified cost $664,839,798)       760,820,748
Cash                                                                     184,820
Capital shares receivable                                              1,488,286
Dividends and accrued interest receivable                              1,016,928
Receivable for investment securities sold                             12,302,497
--------------------------------------------------------------------------------
Total assets                                                         775,813,279
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   976,703
Payable for investment securities purchased                            8,397,254
Payable upon return of securities loaned                               1,179,113
Accrued investment management services fees                               10,944
Accrued distribution fees                                                303,303
Accrued transfer agency fees                                               4,073
Accrued administrative services fees                                       1,223
Accrued plan administration services fees                                  4,116
Other accrued expenses                                                   156,843
--------------------------------------------------------------------------------
Total liabilities                                                     11,033,572
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 764,779,707
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     794,137
Additional paid-in capital                                           807,621,161
Undistributed net investment income                                      625,054
Accumulated net realized gain (loss)                                (140,241,595)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          95,980,950
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 764,779,707
--------------------------------------------------------------------------------
*Value of securities on loan                                       $   1,155,530
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
24  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                         NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                $681,073,286           70,741,844                       $9.63(1)
Class B                $ 50,132,060            5,184,913                       $9.67
Class C                $  4,895,038              512,462                       $9.55
Class I                $ 18,363,036            1,905,271                       $9.64
Class R2               $     30,124                3,129                       $9.63
Class R3               $    183,254               19,014                       $9.64
Class R4               $ 10,092,743            1,046,026                       $9.65
Class R5               $      6,508                  676                       $9.63
Class W                $      3,658                  380                       $9.63
------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $10.22. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  25

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED MARCH 31, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $ 16,308,257
Interest                                                                174,498
Income distributions from affiliated money market fund                   22,194
Income from securities lending -- net                                   109,268
  Less foreign taxes withheld                                           (80,086)
-------------------------------------------------------------------------------
Total income                                                         16,534,131
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   3,406,527
Distribution fees
  Class A                                                             1,484,672
  Class B                                                               513,603
  Class C                                                                42,567
  Class R2                                                                   52
  Class R3                                                                  369
  Class W                                                                     8
Transfer agency fees
  Class A                                                             1,321,229
  Class B                                                               125,035
  Class C                                                                 9,757
  Class R2                                                                    5
  Class R3                                                                   74
  Class R4                                                                3,673
  Class R5                                                                    2
  Class W                                                                     7
Administrative services fees                                            391,620
Plan administration services fees
  Class R2                                                                   26
  Class R3                                                                  369
  Class R4                                                               18,368
Compensation of board members                                            20,408
Printing and postage                                                    153,811
Registration fees                                                        71,800
Professional fees                                                        34,294
Other                                                                    29,366
-------------------------------------------------------------------------------
Total expenses                                                        7,627,642
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       8,906,489

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(15,595,172)
  Foreign currency transactions                                          (5,578)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (15,600,750)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        256,124,012
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               240,523,262
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $249,429,751
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MARCH 31,                                                        2010            2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   8,906,489  $   12,338,678
Net realized gain (loss) on investments                              (15,600,750)   (105,995,139)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 256,124,012    (274,569,556)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      249,429,751    (368,226,017)
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (8,950,194)    (10,331,654)
    Class B                                                             (368,578)       (588,081)
    Class C                                                              (32,333)        (36,970)
    Class I                                                             (148,997)           (134)
    Class R2                                                                 (91)            (54)
    Class R3                                                              (2,126)         (2,364)
    Class R4                                                            (125,079)       (130,466)
    Class R5                                                                 (84)            (71)
    Class W                                                                  (50)            (58)
  Net realized gain
    Class A                                                                   --     (42,816,866)
    Class B                                                                   --      (4,879,178)
    Class C                                                                   --        (298,295)
    Class I                                                                   --            (358)
    Class R2                                                                  --            (244)
    Class R3                                                                  --         (16,471)
    Class R4                                                                  --        (228,202)
    Class R5                                                                  --            (244)
    Class W                                                                   --            (248)
------------------------------------------------------------------------------------------------
Total distributions                                                   (9,627,532)    (59,329,958)

------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


YEAR ENDED MARCH 31,                                                        2010            2009
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $ 107,569,110  $   86,444,649
  Class B shares                                                       2,868,657       7,992,676
  Class C shares                                                         646,568       1,466,624
  Class I shares                                                       1,152,807              --
  Class R2 shares                                                         21,627              --
  Class R3 shares                                                         24,885         113,674
  Class R4 shares                                                      5,043,901       6,024,793
Fund merger (Note 10)
  Class A shares                                                      22,133,859             N/A
  Class B shares                                                       4,139,066             N/A
  Class C shares                                                         624,494             N/A
  Class I shares                                                      15,960,935             N/A
  Class R2 shares                                                          3,935             N/A
  Class R3 shares                                                          2,562             N/A
  Class R4 shares                                                         17,860             N/A
  Class R5 shares                                                          2,610             N/A
Reinvestment of distributions at net asset value
  Class A shares                                                       8,744,855      52,021,267
  Class B shares                                                         361,002       5,355,803
  Class C shares                                                          29,773         303,965
  Class I shares                                                         148,878              --
  Class R2 shares                                                             39              --
  Class R3 shares                                                          2,065          18,538
  Class R4 shares                                                        125,029         358,668
Conversions from Class B to Class A
  Class A shares                                                      15,444,948      17,323,325
  Class B shares                                                     (15,444,948)    (17,323,325)
Payments for redemptions
  Class A shares                                                    (137,357,328)   (191,542,915)
  Class B shares                                                     (11,996,134)    (23,107,771)
  Class C shares                                                      (1,012,169)     (1,451,044)
  Class I shares                                                        (772,334)         (6,000)
  Class R3 shares                                                         (6,643)        (88,536)
  Class R4 shares                                                     (1,744,254)     (9,378,257)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions     16,735,655     (65,473,866)
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              256,537,874    (493,029,841)
Net assets at beginning of year                                      508,241,833   1,001,271,674
------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 764,779,707  $  508,241,833
------------------------------------------------------------------------------------------------
Undistributed net investment income                                $     625,054  $    1,332,790
------------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                     YEAR ENDED MARCH 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.54       $11.97      $13.43      $12.16      $10.12
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .16         .15         .14         .12
Net gains (losses) (both realized and
 unrealized)                                         3.10        (4.79)       (.66)       1.27        2.03
----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.22        (4.63)       (.51)       1.41        2.15
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.13)        (.15)       (.18)       (.14)       (.11)
Distributions from realized gains                      --         (.65)       (.77)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)        (.80)       (.95)       (.14)       (.11)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.63        $6.54      $11.97      $13.43      $12.16
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       49.52%      (39.50%)     (4.39%)     11.67%      21.31%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.09%        1.11%       1.06%(b)    1.09%       1.16%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.39%        1.68%       1.09%       1.13%       1.04%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $681         $451        $863      $1,038        $928
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%         37%         28%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     YEAR ENDED MARCH 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.57       $12.01      $13.46      $12.19      $10.14
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .09         .05         .04         .01
Net gains (losses) (both realized and
 unrealized)                                         3.10        (4.80)       (.66)       1.27        2.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.16        (4.71)       (.61)       1.31        2.07
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.06)        (.08)       (.07)       (.04)       (.02)
Distributions from realized gains                      --         (.65)       (.77)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)        (.73)       (.84)       (.04)       (.02)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.67        $6.57      $12.01      $13.46      $12.19
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       48.26%      (39.94%)     (5.07%)     10.77%      20.39%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.85%        1.88%       1.82%(b)    1.86%       1.92%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .68%         .88%        .33%        .35%        .28%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $50          $50        $121        $185        $226
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%         37%         28%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                     YEAR ENDED MARCH 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.49       $11.89      $13.34      $12.09      $10.06
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .05          .09         .05         .06         .02
Net gains (losses) (both realized and
 unrealized)                                         3.08        (4.76)       (.66)       1.24        2.03
----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.13        (4.67)       (.61)       1.30        2.05
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)        (.08)       (.07)       (.05)       (.02)
Distributions from realized gains                      --         (.65)       (.77)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.73)       (.84)       (.05)       (.02)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.55        $6.49      $11.89      $13.34      $12.09
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       48.35%      (39.97%)     (5.07%)     10.81%      20.43%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.85%        1.87%       1.82%(b)    1.84%       1.92%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .62%         .94%        .34%        .38%        .28%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5           $3          $5          $6          $4
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%         37%         28%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     YEAR ENDED MARCH 31,
CLASS I                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.55       $11.99      $13.45      $12.18      $10.13
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .14          .21         .21         .20         .18
Net gains (losses) (both realized and
 unrealized)                                         3.12        (4.80)       (.67)       1.26        2.02
----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.26        (4.59)       (.46)       1.46        2.20
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.20)       (.23)       (.19)       (.15)
Distributions from realized gains                      --         (.65)       (.77)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.85)      (1.00)       (.19)       (.15)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.64        $6.55      $11.99      $13.45      $12.18
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       50.13%      (39.22%)     (3.99%)     12.11%      21.90%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .66%         .69%        .65%        .67%        .72%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.50%        2.00%       1.50%       1.54%       1.48%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%         37%         28%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                               YEAR ENDED MARCH 31,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(c)
Net asset value, beginning of period                $6.54       $11.98      $13.43       $13.36
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .15         .13          .10
Net gains (losses) (both realized and
 unrealized)                                         3.12        (4.79)       (.65)         .04
-----------------------------------------------------------------------------------------------
Total from investment operations                     3.20        (4.64)       (.52)         .14
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)        (.15)       (.16)        (.07)
Distributions from realized gains                      --         (.65)       (.77)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.80)       (.93)        (.07)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.63        $6.54      $11.98       $13.43
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       49.13%      (39.60%)     (4.45%)       1.04%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.45%        1.50%       1.46%        1.38%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.45%        1.25%       1.21%        1.38%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                         .88%        1.55%        .94%         .81%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
34  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                               YEAR ENDED MARCH 31,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(c)
Net asset value, beginning of period                $6.55       $11.98      $13.43       $13.36
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .15         .12          .11
Net gains (losses) (both realized and
 unrealized)                                         3.10        (4.78)       (.61)         .04
-----------------------------------------------------------------------------------------------
Total from investment operations                     3.21        (4.63)       (.49)         .15
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.15)       (.19)        (.08)
Distributions from realized gains                      --         (.65)       (.77)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.80)       (.96)        (.08)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.64        $6.55      $11.98       $13.43
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       49.35%      (39.51%)     (4.22%)       1.11%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.20%       1.37%        1.12%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.17%        1.19%       1.12%(b)     1.12%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.32%        1.71%       1.06%        1.08%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                     YEAR ENDED MARCH 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.56       $11.98      $13.44      $12.17      $10.13
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13          .19         .17         .16         .15
Net gains (losses) (both realized and
 unrealized)                                         3.10        (4.79)       (.66)       1.27        2.02
----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.23        (4.60)       (.49)       1.43        2.17
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.14)        (.17)       (.20)       (.16)       (.13)
Distributions from realized gains                      --         (.65)       (.77)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.14)        (.82)       (.97)       (.16)       (.13)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.65        $6.56      $11.98      $13.44      $12.17
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       49.64%      (39.30%)     (4.24%)     11.83%      21.51%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .92%         .97%        .97%        .94%        .98%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .92%         .93%        .93%        .93%        .98%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.53%        1.83%       1.22%       1.28%       1.22%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $10           $4         $12         $12         $13
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%         37%         28%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
36  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                               YEAR ENDED MARCH 31,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(c)
Net asset value, beginning of period                $6.54       $11.98      $13.43       $13.36
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .20         .20          .13
Net gains (losses) (both realized and
 unrealized)                                         3.10        (4.80)       (.65)         .04
-----------------------------------------------------------------------------------------------
Total from investment operations                     3.25        (4.60)       (.45)         .17
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)        (.19)       (.23)        (.10)
Distributions from realized gains                      --         (.65)       (.77)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.16)        (.84)      (1.00)        (.10)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.63        $6.54      $11.98       $13.43
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       50.15%      (39.29%)     (3.98%)       1.25%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .67%         .75%        .71%         .70%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.72%        2.05%       1.44%        1.55%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                               YEAR ENDED MARCH 31,
CLASS W                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(f)
Net asset value, beginning of period                $6.54       $11.98      $13.43       $13.17
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .16         .14          .12
Net gains (losses) (both realized and
 unrealized)                                         3.10        (4.80)       (.65)         .22
-----------------------------------------------------------------------------------------------
Total from investment operations                     3.22        (4.64)       (.51)         .34
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.13)        (.15)       (.17)        (.08)
Distributions from realized gains                      --         (.65)       (.77)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.13)        (.80)       (.94)        (.08)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.63        $6.54      $11.98       $13.43
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       49.56%      (39.54%)     (4.36%)       2.59%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.03%        1.15%       1.12%        1.03%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.45%        1.66%       1.03%        1.14%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          21%         25%          37%
-----------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) For the year ended March 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any, and after reduction for earnings/bank fee credits was 1.05% for Class A, 1.81% for Class B, 1.81% for Class C and 1.10% for Class R3.
(c) For the period from Dec. 11, 2006 (when shares became publicly available) to March 31, 2007.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) For the period from Dec. 1, 2006 (when shares became publicly available) to March 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Equity Value Fund (the Fund) is a series of RiverSource Strategy Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities that may provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2010, RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

 * Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations

--------------------------------------------------------------------------------
40  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar quarter, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend. On Sept. 9, 2009, an additional dividend was paid before the merger (Note 10) to ensure that the current shareholders of RiverSource Equity Value Fund would not experience a dilution in their shares of the Fund's income or capital gains.


--------------------------------------------------------------------------------
42  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At March 31, 2010, the Fund had no outstanding forward foreign currency contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010
At March 31, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2010


 AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                          $(5,104)
----------------------------------------------------------------------
Total                                               $(5,104)
----------------------------------------------------------------------




  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                            $--
----------------------------------------------------------------------
Total                                                 $--
----------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At March 31, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for forward foreign currency contracts opened and closed was $139,000 for the year ended March 31, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less

--------------------------------------------------------------------------------
44  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $84,713 for the year ended March 31, 2010. The management fee for the year ended March 31, 2010 was 0.51% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended March 31, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended March 31, 2010, other expenses paid to this company were $2,986.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets

 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,422,000 and $46,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $214,835 for Class A, $30,572 for Class B and $391 for Class C for the year ended March 31, 2010.


* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
46  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $233,267,053 (including $37,049,562* from RiverSource Large Cap Value Fund that was acquired in the fund merger as described in Note
10) and $217,457,380, respectively, for the year ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.

* The purchase amount is excluded for purposes of calculating the Fund's portfolio turnover rate.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         YEAR ENDED      YEAR ENDED*
                                       MARCH 31, 2010  MARCH 31, 2009
---------------------------------------------------------------------
CLASS A
Sold                                      12,527,702       9,699,077
Converted from Class B**                   1,902,126       1,538,483
Fund merger                                2,556,749             N/A
Reinvested distributions                   1,042,015       6,857,030
Redeemed                                 (16,176,946)    (21,263,357)
---------------------------------------------------------------------
Net increase (decrease)                    1,851,646      (3,168,767)
---------------------------------------------------------------------

CLASS B
Sold                                         347,168         842,830
Fund merger                                  476,001             N/A
Reinvested distributions                      45,022         715,978
Converted to Class A**                    (1,895,124)     (1,533,038)
Redeemed                                  (1,420,983)     (2,464,108)
---------------------------------------------------------------------
Net increase (decrease)                   (2,447,916)     (2,438,338)
---------------------------------------------------------------------

CLASS C
Sold                                          78,097         157,201
Fund merger                                   72,690             N/A
Reinvested distributions                       3,674          41,133
Redeemed                                    (119,817)       (169,492)
---------------------------------------------------------------------
Net increase (decrease)                       34,644          28,842
---------------------------------------------------------------------

CLASS I
Sold                                         130,130              --
Fund merger                                1,841,962             N/A
Reinvested distributions                      16,158              --
Redeemed                                     (83,527)           (522)
---------------------------------------------------------------------
Net increase (decrease)                    1,904,723            (522)

---------------------------------------------------------------------


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                         YEAR ENDED      YEAR ENDED*
                                       MARCH 31, 2010  MARCH 31, 2009
---------------------------------------------------------------------
CLASS R2
Sold                                           2,297              --
Fund merger                                      454             N/A
Reinvested distributions                           4              --
---------------------------------------------------------------------
Net increase (decrease)                        2,755              --
---------------------------------------------------------------------

CLASS R3
Sold                                           2,842          15,349
Fund merger                                      296             N/A
Reinvested distributions                         246           2,489
Redeemed                                        (738)        (13,019)
---------------------------------------------------------------------
Net increase (decrease)                        2,646           4,819
---------------------------------------------------------------------

CLASS R4
Sold                                         603,228         689,221
Fund merger                                    2,059             N/A
Reinvested distributions                      14,690          44,683
Redeemed                                    (210,507)     (1,106,398)
---------------------------------------------------------------------
Net increase (decrease)                      409,470        (372,494)
---------------------------------------------------------------------

CLASS R5
Fund merger                                      302             N/A
---------------------------------------------------------------------
Net increase (decrease)                          302              --
---------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities

--------------------------------------------------------------------------------
48  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




valued at $1,155,530 were on loan, secured by cash collateral of $1,179,113 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $109,268 earned from securities lending for the year ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $127,213,412 and $139,983,628, respectively, for the year ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended March 31, 2010.

10. FUND MERGER

At the close of business on Sept. 11, 2009, RiverSource Equity Value Fund acquired the assets and assumed the identified liabilities of RiverSource Large Cap Value Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of RiverSource Equity Value Fund immediately before the acquisition were $659,845,517 and the combined net assets immediately after the acquisition were $702,730,838.

The merger was accomplished by a tax-free exchange of 12,725,944 shares of RiverSource Large Cap Value Fund valued at $42,885,321.


--------------------------------------------------------------------------------
50  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



In exchange for the RiverSource Large Cap Value Fund shares and net assets, RiverSource Equity Value Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  2,556,749
Class B...........................................    476,001
Class C...........................................     72,690
Class I...........................................  1,841,962
Class R2..........................................        454
Class R3..........................................        296
Class R4..........................................      2,059
Class R5..........................................        302


For financial reporting purposes, net assets received and shares issued by RiverSource Equity Value Fund were recorded at fair value; however, RiverSource Large Cap Value Fund's cost of investments was carried forward to align ongoing reporting of RiverSource Equity Value Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Large Cap Value Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets................................  $ 42,885,321
Capital stock...................................  $ 58,111,704
Excess of distributions over net investment
  income........................................  $       (678)
Accumulated net realized loss...................  $(21,007,215)
Unrealized appreciation.........................  $  5,781,510


The financial statements reflect the operations of RiverSource Equity Value Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Large Cap Value Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on April 1, 2009, RiverSource Equity Value Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended March 31, 2010 would have been $9.3 million, ($16.7) million and $254.6 million, respectively.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RiverSource Equity Value Fund acquired $14,506,844 of capital loss carry-overs in connection with the RiverSource Large Cap Value Fund merger (Note 10). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code. In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $13,985 and accumulated net realized loss has been decreased by $4,343,564 resulting in a net reclassification adjustment to decrease paid-in capital by $4,357,549.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MARCH 31,                          2010         2009
------------------------------------------------------------------
Ordinary income..........................  $9,627,532  $13,756,258
Long-term capital gain...................          --   45,573,700


At March 31, 2010, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...................  $     640,515
Undistributed accumulated long-term gain........  $          --
Accumulated realized loss.......................  $(133,819,916)
Unrealized appreciation (depreciation)..........  $  89,543,810


For federal income tax purposes, the Fund had a capital loss carry-over of $133,819,916 at March 31, 2010, that if not offset by capital gains will expire as follows:

  2016         2017           2018
$96,368    $40,190,239    $93,533,309


For the year ended March 31, 2010, $4,357,549 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
52  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the

--------------------------------------------------------------------------------
54  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE EQUITY VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Equity Value Fund (the Fund), of the RiverSource Strategy Series, Inc., as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through March 31, 2007, were audited by other auditors whose report dated May 21, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
56  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Equity Value Fund of the RiverSource Strategy Series, Inc. at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
May 21, 2010


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  57

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended March 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................       100%
    Dividends Received Deduction for corporations................       100%
    U.S. Government Obligations..................................      0.00%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
58  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1/5/99                Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  59

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
60  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006;
                                                 former Chief Investment Officer and Managing Director,
                                                 Zurich Scudder Investments
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  61

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; Managing Director of Columbia
Age 46                                           Management Advisors, LLC, December 2004 -- April 2010;
                                                 President, Columbia Funds (previously Senior Vice
                                                 President and Chief Financial Officer, June
                                                 2008 -- January 2009); President, Atlantic Funds and
                                                 Nations Funds since 2009; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 54                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 50                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  63

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008;
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
64  RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND -- 2010 ANNUAL REPORT  65

RIVERSOURCE EQUITY VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA, and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                   S-6382 Y (5/10)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended March 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Strategy Series, Inc. were as follows:

                         2010 - $24,683   2009 - $59,295

(b) Audit-Related Fees. The fees for the year ended March 31, to Ernst & Young LLP for additional professional services rendered related to the semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and the registrant's 2009 security count pursuant to Rule 17f-2 for RiverSource Strategy Series, Inc. were as follows:

                           2010 - $933   2009 - $2,625

(c) Tax Fees. The fees for the year ended March 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Strategy Series, Inc. were as follows:

                         2010 - $10,929   2009 - $9,540

(d) All Other Fees. The fees for the year ended March 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Strategy Series, Inc. were as follows:

                              2010 - $0   2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.


(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended March 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                       2010 - $1,738,848   2009 - $599,485

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

     (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
     Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

     (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategy Series, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 2, 2010